Promissory Notes (Details 1) (USD $)	Dec. 31, 2012
Schedule of principal repayments of total Promissory Notes
June 2013	$ 1,000,000
June 2014	1,000,000
June 2015	1,000,000
June 2016	1,000,000
June 2017	1,000,000
Total	$ 5,000,000